Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

18. Earnings per Share

Basic earnings per share is calculated by dividing the profit attributable to owners of the Parent by the weighted average number of common shares outstanding each year.

(1) Basic earnings per share

	2017		2016
		(In millions of Korean won, except per share data)
Profit attributable to owners of the Parent	~~W~~	13,319	~~W~~	657
Weighted average outstanding shares of common shares		6,948,900		6,948,900
Basic earnings per share	~~W~~	1,917	~~W~~	95

(2) Diluted earnings per share

As of and for the years ended December 31, 2017 and 2016, the Company does not have dilutive potential ordinary shares outstanding. Accordingly, the diluted earnings per share for the years ended December 31, 2017 and 2016 are the same as the basic earnings per share.